Distribution of Property, Plant and Equipment, Net, by Geographical Area (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 148,644	$ 148,967
Ireland
Segment Reporting Information [Line Items]
Property, plant and equipment, net	105,836	105,684
Rest Of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	5,949	6,231
United States
Segment Reporting Information [Line Items]
Property, plant and equipment, net	27,931	29,428
Rest of World
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 8,928	$ 7,624